Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.30%
Aerospace & Defense–1.81%
Airbus SE (France)	32,337	$2,098,129
L3Harris Technologies, Inc.	27,954	5,035,074
Lockheed Martin Corp.	7,100	2,406,545
		9,539,748
Agricultural & Farm Machinery–0.43%
Deere & Co.	16,462	2,274,390
Application Software–7.52%
Adobe, Inc.(b)	21,894	6,967,546
Citrix Systems, Inc.	23,266	3,293,302
RingCentral, Inc., Class A(b)	9,759	2,068,030
salesforce.com, inc.(b)	114,637	16,505,435
Splunk, Inc.(b)	59,951	7,567,615
Synopsys, Inc.(b)	25,787	3,321,108
		39,723,036
Asset Management & Custody Banks–3.88%
Apollo Global Management, Inc.	321,887	10,783,215
Carlyle Group, Inc. (The)	23,673	512,520
KKR & Co., Inc., Class A	391,378	9,185,642
		20,481,377
Biotechnology–1.49%
Alnylam Pharmaceuticals, Inc.(b)	15,882	1,728,756
BeiGene Ltd., ADR (China)(b)	17,082	2,102,965
Moderna, Inc.(b)	134,523	4,028,964
		7,860,685
Consumer Electronics–1.22%
Sony Corp. (Japan)	108,700	6,461,476
Data Processing & Outsourced Services–7.87%
Fiserv, Inc.(b)	54,730	5,198,803
Mastercard, Inc., Class A	35,848	8,659,443
PayPal Holdings, Inc.(b)	103,281	9,888,123
Visa, Inc., Class A	110,327	17,775,886
		41,522,255
Diversified Support Services–0.38%
Cintas Corp.	11,562	2,002,770
Environmental & Facilities Services–1.07%
GFL Environmental, Inc. (Canada)(b)	154,720	2,328,536
Republic Services, Inc.	22,620	1,697,857
Waste Management, Inc.	17,313	1,602,491
		5,628,884
Financial Exchanges & Data–1.18%
London Stock Exchange Group PLC (United Kingdom)	23,173	2,087,925
S&P Global, Inc.	16,879	4,136,199
		6,224,124
Health Care Equipment–4.34%
Abbott Laboratories	32,363	2,553,764
Boston Scientific Corp.(b)	156,710	5,113,447
Shares		Value
Health Care Equipment–(continued)
DexCom, Inc.(b)	16,196	$4,361,097
Intuitive Surgical, Inc.(b)	6,875	3,404,569
Teleflex, Inc.	19,918	5,833,186
Zimmer Biomet Holdings, Inc.	16,380	1,655,690
		22,921,753
Health Care Technology–0.28%
Teladoc Health, Inc.(b)	9,612	1,489,956
Home Improvement Retail–4.09%
Lowe’s Cos., Inc.	250,880	21,588,224
Hotels, Resorts & Cruise Lines–0.16%
Royal Caribbean Cruises Ltd.	27,079	871,131
Industrial Conglomerates–0.65%
Roper Technologies, Inc.	11,021	3,436,458
Industrial Gases–0.55%
Air Products and Chemicals, Inc.	14,477	2,889,754
Industrial Machinery–0.10%
Stanley Black & Decker, Inc.	5,488	548,800
Interactive Home Entertainment–6.63%
Activision Blizzard, Inc.	261,467	15,552,057
Electronic Arts, Inc.(b)	62,784	6,289,073
Nintendo Co. Ltd. (Japan)	29,400	11,339,399
Take-Two Interactive Software, Inc.(b)	15,330	1,818,292
		34,998,821
Interactive Media & Services–10.34%
Alphabet, Inc., Class A(b)	25,995	30,204,890
Facebook, Inc., Class A(b)	146,283	24,400,005
		54,604,895
Internet & Direct Marketing Retail–15.82%
Alibaba Group Holding Ltd., ADR (China)(b)	108,041	21,011,814
Amazon.com, Inc.(b)	28,356	55,286,260
Booking Holdings, Inc.(b)	3,718	5,001,900
Farfetch Ltd., Class A (United Kingdom)(b)	277,308	2,190,733
		83,490,707
Life & Health Insurance–0.22%
Athene Holding Ltd., Class A(b)	46,386	1,151,301
Life Sciences Tools & Services–3.08%
Avantor, Inc.(b)	67,128	838,429
Illumina, Inc.(b)	19,612	5,356,429
IQVIA Holdings, Inc.(b)	48,998	5,284,924
Thermo Fisher Scientific, Inc.	16,768	4,755,405
		16,235,187
Managed Health Care–1.93%
Anthem, Inc.	5,927	1,345,666
UnitedHealth Group, Inc.	35,361	8,818,326
		10,163,992

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Movies & Entertainment–1.84%
Netflix, Inc.(b)	25,892	$9,722,446
Packaged Foods & Meats–1.24%
Tyson Foods, Inc., Class A	113,047	6,542,030
Pharmaceuticals–1.58%
Novo Nordisk A/S, Class B (Denmark)	25,723	1,551,648
Zoetis, Inc.	57,643	6,784,005
		8,335,653
Railroads–0.47%
Union Pacific Corp.	17,780	2,507,691
Research & Consulting Services–0.68%
CoStar Group, Inc.(b)	6,105	3,584,917
Semiconductor Equipment–1.71%
Applied Materials, Inc.	166,971	7,650,611
ASML Holding N.V., New York Shares (Netherlands)	5,232	1,368,901
		9,019,512
Semiconductors–2.65%
NVIDIA Corp.	33,814	8,913,370
QUALCOMM, Inc.	74,755	5,057,176
		13,970,546
Specialty Chemicals–0.34%
Sherwin-Williams Co. (The)	3,950	1,815,104
Systems Software–7.54%
Microsoft Corp.	194,189	30,625,547
Palo Alto Networks, Inc.(b)	17,639	2,892,091
ServiceNow, Inc.(b)	21,978	6,298,455
		39,816,093
Shares		Value
Technology Hardware, Storage & Peripherals–4.00%
Apple, Inc.	82,948	$21,092,847
Tobacco–1.33%
Philip Morris International, Inc.	96,237	7,021,451
Trucking–0.51%
J.B. Hunt Transport Services, Inc.	5,702	525,896
Knight-Swift Transportation Holdings, Inc.	16,218	531,950
Lyft, Inc., Class A(b)	13,039	350,097
Uber Technologies, Inc.(b)	46,312	1,293,031
		2,700,974
Wireless Telecommunication Services–0.37%
T-Mobile US, Inc.(b)	23,396	1,962,924
Total Common Stocks & Other Equity Interests (Cost $301,850,401)		524,201,912
Money Market Funds–1.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	2,029,121	2,029,121
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(c)	1,632,254	1,631,601
Invesco Treasury Portfolio, Institutional Class, 0.30%(c)	2,318,996	2,318,996
Total Money Market Funds (Cost $5,979,562)		5,979,718
TOTAL INVESTMENTS IN SECURITIES–100.43% (Cost $307,829,963)		530,181,630
OTHER ASSETS LESS LIABILITIES—(0.43)%		(2,274,341)
NET ASSETS–100.00%		$527,907,289
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$500,663,335	$23,538,577	$—	$524,201,912
Money Market Funds	5,979,718	—	—	5,979,718
Total Investments	$506,643,053	$23,538,577	$—	$530,181,630
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. American Franchise Fund